UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21381
                                                    ----------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                   Date of reporting period: NOVEMBER 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                               NOVEMBER 30, 2005

Shareholder Letter ......................................................     1
Portfolio Commentary ....................................................     2
Portfolio Components ....................................................     4
Portfolio of Investments ................................................     5
Statement of Assets and Liabilities .....................................    11
Statement of Operations .................................................    12
Statements of Changes in Net Assets .....................................    13
Financial Highlights ....................................................    14
Notes to Financial Statements ...........................................    15
Additional Information ..................................................    18
   Dividend Reinvestment Plan
   Proxy Voting Policies and Procedures
   Portfolio Holdings
   Submission of Matters to a Vote of Shareholders
   By-Law Amendment
   Board Approval of Advisory Agreement

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Value Line(R) Dividend Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) Dividend Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Robert F. Carey, who is the Chief Investment Officer of First Trust Advisors L.P., the Fund's investment advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST VALUE LINE(R) DIVIDEND FUND (FVD)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholders:

We are pleased to inform you that your Fund, the First Trust Value Line(R) Dividend Fund (AMEX: FVD), has continued to provide increased income and price appreciation for the semi-annual period ended November 30, 2005. The Fund's investment objective is to provide total return through a combination of current income and capital appreciation. The Fund seeks to accomplish its investment objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

During the six-month period covered by this report, the U.S. stock market, as measured by the S&P 500 Index, was up 5.9% on a total return basis. Over the same period, FVD achieved a net asset value ("NAV") total return of 4.2% compared to a market price total return of 5.4%.

In 2005 dividend-paying stocks rewarded investors and we believe they may continue to offer an attractive alternative to other income-oriented investments. Approximately 7,000 publicly-owned companies report dividend information to Standard & Poor's DIVIDEND RECORD. In 2005, there were 1,949 dividend increases, up 11.7% from the number registered in 2004. The 10-year average is 1,763. Standard & Poor's is forecasting more than 2,000 dividend increases for 2006. The companies in the S&P 500 Index paid out dividends totaling $202 billion to shareholders in 2005, up more than 10% from the 2004 record total, according to Standard & Poor's.

First Trust Advisors L.P. ("First Trust or the "Advisor") serves as the Fund's Advisor and currently manages or supervises approximately $21 billion in assets. I encourage you to read the commentary from Bob Carey, Chief Investment Officer at First Trust, found on the following pages. It includes a review of the Fund's performance and Bob's outlook for the markets.

We thank you for your confidence in First Trust and we will work diligently to keep earning it.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust Value Line(R) Dividend Fund
January 6, 2006

--------------------------------------------------------------------------------
A COMMENTARY ON THE FIRST TRUST VALUE LINE(R) DIVIDEND FUND
--------------------------------------------------------------------------------

OVERVIEW

The First Trust Value Line(R) Dividend Fund ("FVD" or the "Fund") posted a market price total return of 5.4% for the six-month period ended November 30, 2005. Its net asset value ("NAV") total return was 4.2%. Over the same six-month period, the S&P 500 Index gained 5.9%. The Fund distributed $0.2025 per share in ordinary income for the six-month period ended November 30, 2005. The Fund's distribution rate, based on market price, was 2.7% as of November 30, 2005. FVD carried a beta of 0.81 as of November 30, 2005, according to Bloomberg. FVD traded at a 14.2% discount to its NAV on November 30, 2005. Its daily trading volume throughout the period averaged 87,085.

Following is a review of the portfolio strategy, composition, investment environment and performance results of FVD for the semi-annual period ended November 30, 2005.

INVESTMENT STRATEGY

The investment objective of the Fund is to provide total return through a combination of current income and capital appreciation. The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are selected through application of a disciplined investment strategy applied to the universe of stocks which Value Line(R) gives a Safety(TM) Ranking of #1 and #2 in the Value Line(R) Safety(TM) Ranking System. The Fund seeks to achieve its investment objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. On the last Friday of each month, the Fund's investment advisor, First Trust Advisors L.P., reapplies the Fund's investment strategy and makes portfolio adjustments to match any changes made to the common stocks selected through this application of the investment strategy and reweights the portfolio as of such date. The Fund does not employ leverage.

DISTRIBUTIONS

The Fund distributed $0.2025 per share in ordinary income for the six-month period ended November 30, 2005. The Fund's distribution rate, based on market share price, was 2.7% as of November 30, 2005.

COMPOSITION OF THE FUND

The Fund held 178 issues on November 30, 2005. Over the past six months, 34 stocks were sold and 40 were bought. As of November 30, 2005, the average market capitalization of the stocks in the portfolio was $27.3 billion, up from $26.9 billion six months ago. The largest market capitalization holding in the portfolio was $378.7 billion, down from 386.7 billion six months ago. The smallest was $1.0 billion, up from $993.0 million six months ago.

SECTOR DIVERSIFICATION

The following breakdown illustrates the major economic sector weightings, according to S&P's Global Industry Classification Standard, for FVD as of May 31, 2005 and NOVEMBER 30, 2005: Basic Materials (4.0%; 3.9%); Consumer Discretionary (5.8%; 7.9%); Consumer Staples (12.0%; 12.8%); Energy (5.2%; 4.9%); Financial Services (26.6%; 25.0%); Health Care (4.6%; 5.0%); Industrials (6.3%; 7.3%); Information Technology (0%; 0.6%); REITs (11.7%; 10.5%);
Telecommunications (2.9%; 2.8%); Utilities (19.8%; 18.4%); and Cash & Equivalents (1.1%; 0.9%).

PERFORMANCE OF THE FUND

The Fund posted positive returns for the semi-annual period, although it underperformed the S&P 500 Index. The Fund's total return was 5.4% based on market price and was 4.2% based on NAV for the six-month period ended November 30, 2005. Over the same six-month period, the S&P 500 Index gained 5.9%. One factor that contributed positively to the Fund's performance was an overweight position in financial stocks. Financials was the second best performing sector in the benchmark, with a return of 10.2% for the six-month period ended November 30, 2005. Conversely, the Fund had an underweighted position in energy stocks relative to the benchmark. The energy sector was the period's best performing sector in the benchmark, returning 15.3%. The underweighted position was one factor which contributed negatively to the Fund's performance versus the benchmark over the six-month reporting period.

--------------------------------------------------------------------------------
A COMMENTARY ON THE FIRST TRUST VALUE LINE(R) DIVIDEND FUND - (CONTINUED)
--------------------------------------------------------------------------------

MARKET AND ECONOMIC OVERVIEW

The companies in the S&P 500, S&P 500/Citigroup Growth and S&P 500/Citigroup Value indexes finished with moderate gains, including dividends, of 5.9%, 4.7% and 7.1%, respectively, for the six-month period ended November 30, 2005. Moderate economic growth, continued strong profit growth and mergers and acquisitions ("M&A") activity helped to boost market returns. At the same time, the trend toward rising short-term interest rates continued, a factor that may limit market performance. The Federal Reserve raised its target for short-term interest rates four times during the six-month period and has since raised rates in December 2005, bringing it to the current 4.25% rate.

Despite natural disasters, energy prices and interest rates that are sharply higher than one year ago, the economy continues to grow. The economy turned in a strong performance in the summer (July - September) with the fastest growth pace in one and a half years, according to the Commerce Department. Real Gross Domestic Product, the output of goods and services produced by labor and property located in the United States, increased at an annual rate of 4.1% in the third quarter of 2005, according to final estimates released by the Bureau of Economic Analysis.

Mergers, acquisitions and restructurings also supported equities. M&A activity surpassed $1 trillion for the calendar year, according to Thomson Financial. Companies have announced 8,489 M&A deals valued at roughly $1.1 trillion, a level not seen since 2000. Two of the most active sectors have been telecommunications and technology. Deal volume should finish the year about 30% higher than the volume registered in 2004.

Though oil prices have dropped from post-hurricane peaks, the threat of higher inflation lingers. In September, inflation numbers, as measured by the Consumer Price Index and the Producer Price Index, were at levels not experienced in the past 15-25 years. Obviously, the financial fallout from the hurricanes in the Gulf Coast region was reflected in the numbers. Investors, however, should not lose sight of the fact that the U.S. has enjoyed a prolonged period of high productivity aided by new technologies. High productivity has helped manufacturers absorb higher commodity and materials prices over the past few years without having to raise prices much, if at all. High productivity is also one of the main reasons why corporate profits have surged. While price stability may not be as feasible a goal moving forward as it once was, stocks have shown that they are capable of rallying even when higher interest rates are creating headwind.

IN CLOSING

We believe dividend-paying stocks continue to offer investors an attractive alternative to other income-oriented investments. Dividend-paying stocks within the S&P 500 Index posted a total return of 9.3% (shares equally-weighted) in 2005, versus a gain of 8.2% for the non-payers, according to Standard & Poor's. The number of dividend increases (S&P 500) totaled 306, up from the 272 and 247 increases posted in 2004 and 2003, respectively. A total of 386 companies in the S&P 500 currently pay a dividend. The S&P 500 Index set records in 2005, including both earnings per share and dividend payouts. It will be interesting to monitor the progress and see whether this positive momentum will continue into 2006.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2005 (UNAUDITED)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Commerical Banks                               17.3%
Real Estate (REITS)                            11.2%
Multi-Utilities                                 8.4%
Food Products                                   7.3%
Electric Utilities                              5.6%
Oil, Gas & Consumable Fuels                     5.0%
Gas Utilities                                   4.5%
Insurance                                       4.0%
Pharmaceuticals                                 3.9%
Media                                           3.4%
Chemicals                                       2.8%
Thrifts & Mortgage Finance                      2.8%
Household Products                              2.3%
Diversified Telecommunication Services          2.3%
Commercial Services & Supplies                  2.2%
Containers & Packaging                          1.1%
Machinery                                       1.1%
Electrical Equipment                            1.1%
Household Durables                              1.1%
Aerospace & Defense                             1.1%
Beverages                                       1.1%
Industrial Conglomerates                        1.1%
Health Care Equipment & Supplies                1.1%
Food & Staples Retailing                        1.1%
Hotels, Restaurants & Leisure                   0.6%
Textiles, Apparel & Luxury Goods                0.6%
Capital Markets                                 0.6%
Leisure Equipment & Products                    0.6%
Auto Components                                 0.6%
Distributors                                    0.6%
Specialty Retail                                0.6%
Wireless Telecommunication Services             0.6%
Personal Products                               0.6%
Tobacco                                         0.6%
Independent Power Producers & Energy Traders    0.6%
Computers & Peripherals                         0.5%

      + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

Page 4                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - 99.1%

            AEROSPACE & DEFENSE - 1.1%
   53,386   Lockheed Martin Corp. .............................   $    3,235,192
   56,915   Northrop Grumman Corp. ............................        3,265,214
                                                                  --------------
                                                                       6,500,406
                                                                  --------------
            AUTO COMPONENTS - 0.6%
   46,960   Magna International, Inc. .........................        3,235,544
                                                                  --------------
            BEVERAGES - 1.1%
   73,806   Anheuser-Busch Companies, Inc. ....................        3,228,274
   75,652   The Coca-Cola Company .............................        3,229,584
                                                                  --------------
                                                                       6,457,858
                                                                  --------------
            CAPITAL MARKETS - 0.6%
  107,428   Allied Capital Corp. ..............................        3,249,697
                                                                  --------------
            CHEMICALS - 2.8%
   53,866   Air Products & Chemicals, Inc. ....................        3,187,251
   57,186   Ashland Inc. ......................................        3,188,120
   75,038   E. I. du Pont de Nemours and Company ..............        3,207,875
   97,851   International Flavors & Fragrances, Inc. ..........        3,184,072
   52,907   PPG Industries, Inc. ..............................        3,213,042
                                                                  --------------
                                                                      15,980,360
                                                                  --------------
            COMMERCIAL BANKS - 17.2%
  120,637   AmSouth Bancorp ...................................        3,207,738
   97,940   Associated Banc-Corp ..............................        3,210,473
   68,906   Bank of America Corp. .............................        3,162,096
   61,627   Bank of Montreal ..................................        3,309,370
   80,385   Bank of Nova Scotia ...............................        3,085,980
   74,128   BB&T Corp. ........................................        3,154,146
   49,268   Canadian Imperial Bank of Commerce ................        3,190,596
   43,473   City National Corp. ...............................        3,174,833
   54,879   Comerica, Inc. ....................................        3,164,872
   65,333   Compass Bancshares, Inc. ..........................        3,166,037
   59,140   Cullen/Frost Bankers, Inc. ........................        3,185,280
   76,691   Fifth Third Bancorp ...............................        3,088,347
   86,459   First Midwest Bancorp, Inc. .......................        3,236,160
   82,494   Hancock Holding Company. ..........................        3,174,369
   74,383   Marshall & Ilsley Corp. ...........................        3,196,981
   54,777   Mercantile Bankshares Corp. .......................        3,254,302
   59,377   National Bank of Canada. ..........................        3,152,455
   93,934   National City Corp. ...............................        3,185,302
  119,568   North Fork Bancorporation, Inc. ...................        3,228,336
  143,016   Old National Bancorp ..............................        3,132,050
   50,208   PNC Financial Services Group, Inc. ................        3,201,764
  140,412   Popular, Inc. .....................................        3,114,338
   94,207   Regions Financial Corp. ...........................        3,173,834
   42,001   Royal Bank of Canada ..............................        3,214,337
   43,000   SunTrust Banks, Inc. ..............................        3,127,820
  114,332   Synovus Financial Corp. ...........................        3,218,446
   61,266   Toronto-Dominion Bank .............................        3,176,029
   58,785   Wachovia Corp. ....................................        3,139,119
   50,325   Wells Fargo & Company .............................        3,162,926
   80,786   Wilmington Trust Corp. ............................        3,271,025
   42,237   Zions Bancorporation ..............................        3,194,384
                                                                  --------------
                                                                      98,653,745
                                                                  --------------

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - CONTINUED

            COMMERCIAL SERVICES & SUPPLIES - 2.2%
  135,855   ABM Industries, Inc. ..............................   $    2,927,675
   54,473   Avery Dennison Corp. ..............................        3,202,468
   78,570   Pitney Bowes, Inc. ................................        3,273,226
   94,454   R.R. Donnelley & Sons Company .....................        3,230,327
                                                                  --------------
                                                                      12,633,696
                                                                  --------------
            COMPUTERS & PERIPHERALS - 0.5%
   81,682   Diebold, Inc. .....................................        3,174,163
                                                                  --------------
            CONTAINERS & PACKAGING - 1.1%
  119,215   Bemis Company .....................................        3,284,373
  114,292   Sonoco Products Company ...........................        3,277,895
                                                                  --------------
                                                                       6,562,268
                                                                  --------------
            DISTRIBUTORS - 0.6%
   72,729   Genuine Parts Company .............................        3,222,622
                                                                  --------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
  130,718   AT&T Inc. .........................................        3,256,185
  117,187   BellSouth Corp. ...................................        3,194,518
   99,200   Telecom Corp. of New Zealand Ltd.,
               Sponsored ADR ..................................        3,206,144
  101,247   Verizon Communications, Inc. ......................        3,237,879
                                                                  --------------
                                                                      12,894,726
                                                                  --------------
            ELECTRIC UTILITIES - 5.6%
   70,804   ALLETE, Inc. ......................................        3,274,685
   77,424   Cinergy Corp. .....................................        3,180,578
   61,863   Exelon Corp. ......................................        3,219,351
   74,640   FPL Group, Inc. ...................................        3,163,990
  110,020   Great Plains Energy, Inc. .........................        3,197,181
  120,952   Hawaiian Electric Industries, Inc. ................        3,197,971
   77,332   Pinnacle West Capital Corp. .......................        3,208,505
   71,873   Progress Energy, Inc. .............................        3,218,473
   92,723   The Southern Company ..............................        3,218,415
  140,656   Westar Energy, Inc. ...............................        3,181,639
                                                                  --------------
                                                                      32,060,788
                                                                  --------------
            ELECTRICAL EQUIPMENT - 1.1%
   44,349   Emerson Electric Company ..........................        3,353,228
   65,838   Hubbell, Inc., Class B ............................        3,193,801
                                                                  --------------
                                                                       6,547,029
                                                                  --------------
            FOOD & STAPLES RETAILING - 1.1%
   97,999   Sysco Corp. .......................................        3,167,328
   77,093   Weis Markets, Inc. ................................        3,245,615
                                                                  --------------
                                                                       6,412,943
                                                                  --------------
            FOOD PRODUCTS - 7.2%
   81,049   Cadbury Schweppes PLC, Sponsored ADR ..............        3,126,870
  104,246   Campbell Soup Company .............................        3,149,272
  147,579   ConAgra Foods, Inc. ...............................        3,172,949
   67,316   General Mills, Inc. ...............................        3,199,529
   90,697   H.J. Heinz Company ................................        3,149,000
   71,666   Kellogg Company ...................................        3,158,321
  107,535   Kraft Foods, Inc. .................................        3,112,063

Page 6                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - CONTINUED

            FOOD PRODUCTS - CONTINUED
   82,263   Lancaster Colony Corp. ............................   $    3,208,257
  103,779   McCormick & Company, Inc. .........................        3,239,980
  178,790   Sara Lee Corp. ....................................        3,228,947
   71,053   The J.M. Smucker Company ..........................        3,222,254
   48,276   Unilever NV .......................................        3,233,526
   82,810   Unilever PLC, Sponsored ADR .......................        3,249,464
                                                                  --------------
                                                                      41,450,432
                                                                  --------------
            GAS UTILITIES - 4.5%
   89,817   AGL Resources, Inc. ...............................        3,176,827
   83,775   Equitable Resources, Inc. .........................        3,132,347
   99,322   National Fuel Gas Company .........................        3,203,135
   76,510   New Jersey Resources Corp. ........................        3,252,440
   88,540   Peoples Energy Corp. ..............................        3,181,242
  139,085   Piedmont Natural Gas Company, Inc. ................        3,267,107
  145,002   UGI Corp. .........................................        3,190,044
  106,195   WGL Holdings, Inc. ................................        3,230,452
                                                                  --------------
                                                                      25,633,594
                                                                  --------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
  105,641   Arrow International Inc. ..........................        3,151,271
   67,218   Hillenbrand Industries, Inc. ......................        3,266,795
                                                                  --------------
                                                                       6,418,066
                                                                  --------------
            HOTELS, RESTAURANTS & LEISURE - 0.6%
   96,769   McDonald's Corp. ..................................        3,275,631
                                                                  --------------
            HOUSEHOLD DURABLES - 1.1%
  141,950   Leggett & Platt, Inc. .............................        3,332,986
   85,863   Snap-On, Inc. .....................................        3,208,700
                                                                  --------------
                                                                       6,541,686
                                                                  --------------
            HOUSEHOLD PRODUCTS - 2.3%
   59,905   Colgate-Palmolive Company .........................        3,266,021
   54,796   Kimberly-Clark Corp. ..............................        3,231,868
   59,663   The Clorox Company ................................        3,238,508
   56,527   The Procter & Gamble Company ......................        3,232,779
                                                                  --------------
                                                                      12,969,176
                                                                  --------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS - 0.5%
   60,016   Constellation Energy Group, Inc. ..................        3,180,248
                                                                  --------------
            INDUSTRIAL CONGLOMERATES - 1.1%
   41,342   3M Company ........................................        3,244,520
   89,444   General Electric Company ..........................        3,194,940
                                                                  --------------
                                                                       6,439,460
                                                                  --------------
            INSURANCE - 3.9%
  105,024   Arthur J. Gallagher & Company .....................        3,197,981
   72,925   Cincinnati Financial Corp. ........................        3,247,350
   58,235   Jefferson-Pilot Corp. .............................        3,234,954
   62,195   Lincoln National Corp. ............................        3,232,896
   54,528   Mercury General Corp. .............................        3,233,510
   56,331   The Allstate Corp. ................................        3,160,169
   68,672   Unitrin, Inc. .....................................        3,253,679
                                                                  --------------
                                                                      22,560,539
                                                                  --------------

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
---------                                                         --------------
COMMON STOCKS - CONTINUED

            LEISURE EQUIPMENT & PRODUCTS - 0.6%
   65,491   Polaris Industries, Inc. ..........................   $    3,237,875
                                                                  --------------
            MACHINERY - 1.1%
   47,841   Deere & Company ...................................        3,317,773
   50,814   Eaton Corp. .......................................        3,237,868
                                                                  --------------
                                                                       6,555,641
                                                                  --------------
            MEDIA - 3.3%
   93,338   Dow Jones & Company, Inc. .........................        3,183,759
   52,478   Gannett Co., Inc. .................................        3,233,694
   53,115   Knight-Ridder, Inc. ...............................        3,208,146
   83,840   Lee Enterprises, Inc. .............................        3,221,133
  116,095   The New York Times Company ........................        3,192,613
  100,681   Tribune Company ...................................        3,218,772
                                                                  --------------
                                                                      19,258,117
                                                                  --------------
            MULTI-UTILITIES - 8.4%
   61,185   Ameren Corp. ......................................        3,209,765
   70,374   Consolidated Edison, Inc. .........................        3,204,832
   41,384   Dominion Resources, Inc. ..........................        3,143,115
  134,688   Energy East Corp. .................................        3,158,434
   94,675   KeySpan Corp. .....................................        3,177,293
   94,981   MDU Resources Group, Inc. .........................        3,118,226
  115,227   NSTAR .............................................        3,236,726
  119,656   OGE Energy Corp. ..................................        3,201,995
  126,628   PNM Resources Inc. ................................        3,288,529
   81,436   SCANA Corp. .......................................        3,226,494
   74,434   Sempra Energy .....................................        3,271,374
  117,230   Vectren Corp. .....................................        3,182,795
   84,386   Wisconsin Energy Corp. ............................        3,202,449
   60,072   WPS Resources Corp. ...............................        3,230,672
  171,408   Xcel Energy, Inc. .................................        3,172,762
                                                                  --------------
                                                                      48,025,461
                                                                  --------------
            OIL, GAS & CONSUMABLE FUELS - 4.9%
   47,735   BP PLC, Sponsored ADR .............................        3,142,872
   55,311   Chevron Corp. .....................................        3,169,873
   50,592   ConocoPhillips ....................................        3,061,322
   53,866   Exxon Mobil Corp. .................................        3,125,844
   53,080   Marathon Oil Corp. ................................        3,147,113
   40,494   Occidental Petroleum Corp. ........................        3,211,174
   51,444   Royal Dutch Shell PLC, ADR, Class A ...............        3,169,979
   25,255   Total SA, Sponsored ADR. ..........................        3,149,046
  101,438   TransCanada Corp. .................................        3,141,535
                                                                  --------------
                                                                      28,318,758
                                                                  --------------
            PERSONAL PRODUCTS - 0.6%
  117,187   Avon Products, Inc. ...............................        3,205,065
                                                                  --------------
            PHARMACEUTICALS - 3.9%
   83,065   Abbott Laboratories ...............................        3,132,381
  145,458   Bristol-Myers Squibb Company ......................        3,140,438
   65,372   GlaxoSmithKline PLC, ADR. .........................        3,240,490
   52,098   Johnson & Johnson .................................        3,217,052
   64,066   Lilly (Eli) & Company .............................        3,235,333
  149,418   Pfizer, Inc. ......................................        3,167,662
   75,038   Wyeth .............................................        3,118,579
                                                                  --------------
                                                                      22,251,935
                                                                  --------------

Page 8                 See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
---------                                                         --------------
COMMON STOCKS - CONTINUED

            REAL ESTATE (REITS) - 11.1%
   75,811   Archstone-Smith Trust .............................   $    3,169,658
   35,122   AvalonBay Communities, Inc. .......................        3,211,907
   68,209   BRE Properties, Inc., Class A .....................        3,175,811
   93,419   Duke Realty Corp. .................................        3,176,246
  101,216   Equity Office Properties Trust ....................        3,155,915
   77,314   Equity Residential ................................        3,151,319
   49,396   Federal Realty Investment Trust ...................        3,110,960
  120,100   Health Care Property Investors, Inc. ..............        3,155,027
  102,725   Kimco Realty Corp. ................................        3,230,701
   75,177   Liberty Property Trust ............................        3,192,015
   73,672   Mack-Cali Realty Corp. ............................        3,254,092
  135,250   New Plan Excel Realty Trust .......................        3,229,770
   86,993   Pennsylvania Real Estate Investment Trust .........        3,212,652
   82,494   Plum Creek Timber Company, Inc. ...................        3,213,966
   71,116   Prologis ..........................................        3,225,822
   45,489   Public Storage, Inc. ..............................        3,211,523
   41,490   Simon Property Group, Inc. ........................        3,207,592
  140,900   United Dominion Realty Trust, Inc. ................        3,154,751
  102,432   Washington Real Estate Investment Trust ...........        3,205,097
   84,962   Weingarten Realty Investors .......................        3,209,015
                                                                  --------------
                                                                      63,853,839
                                                                  --------------
            SPECIALTY RETAIL - 0.6%
   73,255   The Sherwin-Williams Company ......................        3,211,499
                                                                  --------------
            TEXTILES, APPAREL & LUXURY GOODS - 0.6%
   57,819   VF Corp. ..........................................        3,275,446
                                                                  --------------
            THRIFTS & MORTGAGE FINANCE - 2.8%
  110,925   Astoria Financial Corp. ...........................        3,136,959
   96,798   Capitol Federal Financial .........................        3,304,684
   50,045   Freddie Mac .......................................        3,125,310
  132,105   Washington Federal, Inc. ..........................        3,206,188
   75,003   Washington Mutual, Inc. ...........................        3,089,374
                                                                  --------------
                                                                      15,862,515
                                                                  --------------
            TOBACCO - 0.5%
   79,195   Universal Corp. ...................................        3,197,894
                                                                  --------------
            WIRELESS TELECOMMUNICATION SERVICES - 0.6%
   48,011   ALLTEL Corp. ......................................        3,208,575
                                                                  --------------
            TOTAL COMMON STOCKS ...............................      569,517,297
                                                                  --------------
            (Cost $518,403,161)

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)

                                                                      MARKET
  SHARES                                                              VALUE
---------                                                         --------------

RIGHTS - 0.0%

            COMMERCIAL BANKS - 0.0%
  140,412   Popular, Inc. - Rights, Expires 12/19/05 * ........   $            0
                                                                  --------------

            TOTAL RIGHTS ......................................                0
                                                                  --------------
            (Cost $0)

            TOTAL INVESTMENTS - 99.1% .........................      569,517,297
            (Cost $518,403,161)**

            NET OTHER ASSETS & LIABILITIES - 0.9% .............        4,918,952
                                                                  --------------
            NET ASSETS - 100.0% ...............................   $  574,436,249
                                                                  ==============

--------------------------------------------------------------------------------
   *   Non-income producing security
  **   Aggregate cost for federal income tax and financial reporting purposes
 ADR   American Depository Receipt
REIT   Real Estate Investment Trust

Page 10                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $518,403,161) .......................................   $  569,517,297
Cash .........................................................        7,158,271
Prepaid expenses .............................................           31,148

Receivables:
   Investment securities sold ................................       25,424,278
   Dividends .................................................        1,898,933
   Interest ..................................................            9,496
                                                                 --------------
   Total Assets ..............................................      604,039,423
                                                                 --------------
LIABILITIES:
Payables:
   Investment securities purchased ...........................       29,064,333
   Investment advisory fees ..................................          304,289
   License fees ..............................................           91,196
   Printing fees .............................................           55,946
   Audit and legal fees ......................................           42,913
   Administrative fees .......................................           40,739
Accrued expenses .............................................            3,758
                                                                 --------------
   Total Liabilities .........................................       29,603,174
                                                                 --------------
NET ASSETS ...................................................   $  574,436,249
                                                                 ==============
NET ASSETS CONSIST OF:
Undistributed net investment income ..........................   $    2,957,742
Accumulated net realized gain on investments sold ............       56,887,076
Net unrealized appreciation of investments ...................       51,114,136
Par value ....................................................          324,000
Paid-in capital ..............................................      463,153,295
                                                                 --------------
   Total Net Assets ..........................................   $  574,436,249
                                                                 ==============
NET ASSET VALUE, per Common Share (par value $0.01 per
   Common Share) .............................................   $        17.73
                                                                 ==============
Number of Common Shares outstanding (unlimited number of
   Common Shares has been authorized) ........................       32,400,000
                                                                 ==============

                       See Notes to Financial Statements.                Page 11

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends ....................................................   $    9,635,263
Interest .....................................................           56,616
                                                                 --------------
   Total investment income ...................................        9,691,879
                                                                 --------------
EXPENSES:
Investment advisory fees .....................................        1,852,709
License fees .................................................          282,162
Administration fees ..........................................          248,081
Audit and legal fees .........................................           53,088
Trustees' fees and expenses ..................................           20,945
Custodian fees ...............................................           41,795
Other ........................................................          108,581
                                                                 --------------
   Total expenses ............................................        2,607,361
                                                                 --------------
NET INVESTMENT INCOME ........................................        7,084,518
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments during the period ....       26,437,088
Net change in unrealized appreciation/(depreciation) of
   investments during the period .............................      (11,229,348)
                                                                 --------------
Net realized and unrealized gain on investments ..............       15,207,740
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   22,292,258
                                                                 ==============

Page 12                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED          YEAR
                                                                11/30/2005        ENDED
                                                                (UNAUDITED)     5/31/2005
                                                               ------------   ------------
OPERATIONS:
Net investment income .....................................    $  7,084,518   $ 13,350,696
Net realized gain on investments during
   the period .............................................      26,437,088     44,364,038
Net change in unrealized appreciation/(depreciation) of
   investments during the period ..........................     (11,229,348)    20,049,513
                                                               ------------   ------------
Net increase in net assets resulting
   from operations ........................................      22,292,258     77,764,247

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................     (6,561,000)   (11,907,000)
Net realized gains ........................................          --       (29,808,000)
                                                               ------------   ------------
Total distributions to shareholders .......................     (6,561,000)   (41,715,000)

CAPITAL TRANSACTIONS:
Offering costs ............................................          --           (75,000)
                                                               ------------   ------------
Net increase in net assets ................................      15,731,258     35,974,247

NET ASSETS:
Beginning of period .......................................     558,704,991    522,730,744
                                                               ------------   ------------
End of period .............................................    $574,436,249   $558,704,991
                                                               ============   ============
Undistributed net investment income at
   end of period ..........................................    $  2,957,742   $  2,434,224
                                                               ============   ============

                       See Notes to Financial Statements.                Page 13

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               SIX MONTHS
                                                                 ENDED           YEAR        PERIOD
                                                               11/30/2005       ENDED         ENDED
                                                              (UNAUDITED)     5/31/2005    5/31/2004*
                                                              -----------     ---------    ----------
Net asset value, beginning of period ......................   $     17.24     $   16.13    $    14.33
                                                              -----------     ---------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................          0.22          0.41          0.27
Net realized and unrealized gain on investments ...........          0.47          1.99          1.86
                                                              -----------     ---------    ----------
Total from investment operations ..........................          0.69          2.40          2.13
                                                              -----------     ---------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................         (0.20)        (0.37)        (0.20)
Net realized gains ........................................         --            (0.92)        (0.11)
                                                              -----------     ---------    ----------
Total from distributions ..................................         (0.20)        (1.29)        (0.31)
                                                              -----------     ---------    ----------
Common Shares offering costs charged to paid-in capital ...         --            (0.00)#       (0.02)
                                                              -----------     ---------    ----------
Net asset value, end of period ............................   $     17.73     $   17.24    $    16.13
                                                              ===========     =========    ==========
Market value, end of period ...............................   $     15.22     $   14.64    $    13.76
                                                              ===========     =========    ==========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ................          4.24%        16.05%        15.09%
                                                              ===========     =========    ==========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ...................          5.37%        15.52%        (6.20)%
                                                              ===========     =========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................   $   574,436     $ 558,705    $  522,731
Ratio of total expenses to average net assets .............          0.91%**       0.93%         0.93%**
Ratio of net investment income to average net assets ......          2.49%**       2.45%         2.29%**
Portfolio turnover rate ...................................         31.30%        57.15%        46.13%

-----------------------------------------------------------
*     The Fund commenced operations on August 19, 2003.
**    Annualized.
#     Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
+     Total return is not annualized for periods less than one year.

Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Value Line(R) Dividend Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on June 11, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVD on the American Stock Exchange.

The Fund's investment objective is to provide total return through a combination of current income and capital appreciation. The Fund seeks to accomplish its objective by investing in common stocks that pay above-average dividends and have the potential for capital appreciation. Such common stocks will be selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended May 31, 2005 was as follows:

                                                       2005
                                                       ----
Distributions paid from:
Ordinary Income ...............................   $   38,151,000
Long-term Capital Gains .......................        3,564,000

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income .................   $    9,111,242
Undistributed Long-Term Capital Gains .........   $   24,331,110
Net Unrealized Appreciation ...................   $   61,785,344

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Safety(TM) Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to .10% of the Fund's gross daily assets during such calendar quarter. This license fee is paid by the Fund to First Trust, which pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one-year terms unless either party elects not to renew the agreement.

F. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust has paid all organization expenses and offering costs of the Fund (other than sales load) that exceeded $0.03 per Common Share.

During the year ended May 31, 2005, it was determined that actual offering costs from the initial public offering of the Fund's Common Shares in August 2003 were more than the estimated offering costs by $75,000. Therefore, paid-in capital in excess of par value of Common Shares was decreased by this amount.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2005, were $179,115,447 and $177,047,621, respectively.

As of November 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,020,773 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,906,637.

                               5. SUBSEQUENT EVENT

On December 9, 2005, the Fund declared distributions totaling $1.8075 per share, which represents a dividend from net investment income of $0.1075, short-term capital gains of $0.3200 and long-term capital gains of $1.3800, to Common Shareholders of record December 21, 2005, payable December 30, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 12, 2005. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 25,610,544, the number of votes withheld was 670,270 and the number of abstentions was 6,119,186. The number of votes cast for Niel B. Nielson was 25,580,248, the number of votes withheld was 700,566 and the number of abstentions was 6,119,186. The number of votes cast for Richard E. Erickson was 25,600,355, the number of votes withheld was 680,459 and the number of abstentions was 6,119,186. The number of votes cast for Thomas R. Kadlec was 25,617,441, the number of votes withheld was 663,373 and the number of abstentions was 6,119,186. The number of votes cast for David M. Oster was 25,605,849, the number of votes withheld was 674,965 and the number of abstentions was 6,119,186.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                      BOARD APPROVAL OF ADVISORY AGREEMENT

The Trustees unanimously approved the continuation of the Investment Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust Value Line(R) Dividend Fund (the "FUND") at a meeting held on June 13, 2005. The Board of Trustees determined that the Agreement is in the best interests of the Fund and its shareholders and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature and extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including information provided by First Trust since the Agreement was initially approved in July 2003.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 ACT") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and scope of services provided by First Trust under the Agreement and the fairness of the fee charged.

The Trustees reviewed data compiled from an independent source showing the advisory fees and expense ratios of the Fund compared to those of a peer group of similar funds and the Fund's advisory fees and expense ratios as compared to an expense universe of non-leveraged, closed-end funds. The Trustees concluded that the Fund's advisory fees and expense ratios compared favorably to the expense group and the expense universe. The Trustees also considered the Fund's performance for the year ended December 31, 2004 as compared to that of the three other non-leveraged closed-end funds in the performance universe selected by the independent source and concluded that the Fund's performance was reasonable, particularly in light of the small number of funds to which it was able to be compared. The Trustees determined that First Trust adhered to the Fund's investment strategies and that the services that had been provided to the Fund by First Trust were good. The Trustees noted that First Trust had not identified any economies of scale realized by the Fund, and therefore the Trustees concluded that any economies of scale were not meaningful. The Trustees also considered the costs of the services provided and estimated profits to be realized by First Trust from its relationship with the Fund, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be reasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall-out benefits are not present. The Trustees concluded that any other fall-out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Agreement, including the fees to be charged for services thereunder.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issures as of the close of the reporting period is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange

Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.